SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Lease
Operating cash flows from operating leases	$ 12,467		$ 8,843
ROU assets obtained in the exchange for operating lease liabilities			$ 51,665
Weighted discount rate for the leases	5.25%		5.25%
Weighted average remaining lease term (years)	1 year 29 days		1 year 6 months 29 days